              As filed with Securities and Exchange Commission on
                                 April 6, 1999
                                                      Registration Nos. 33-85442
                                                                        811-8828
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                         ----------------------------

                                   FORM N-4
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
               PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 8              [X]
                                      AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 13                         [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                         ----------------------------

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)
                      NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)
               501 Boylston Street, Boston, Massachusetts 02117
             (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: 617-578-2000

                         ----------------------------

                    NAME AND ADDRESS OF AGENT FOR SERVICE:
                           H. James Wilson, Esquire
                 Executive Vice President and General Counsel
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02117

                                   COPY TO:
                           Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004

                         ----------------------------

It is proposed that this filing will become effective (check appropriate box) [_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 1999 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  Individual Variable Annuity Contracts




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Note:

This registration statement incorporates by reference the profile, prospectuses and statements of additional information each dated April 30, 1999 for the American Growth Series variable annuity contracts as filed in Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File no. 33-85442) filed January 21, 1999.

                                  SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the city of Boston, and the Commonwealth of Massachusetts, on the 5th day of April, 1999.

                                               New England Variable Annuity
                                                 Separate Account
                                                    (Registrant)

                                               By: New England Life Insurance
                                                   Company
                                                      (Depositor)


                                               By: /s/ H. James Wilson
                                                  -----------------------------
                                                    H. James Wilson, Esq.
                                                    Executive Vice President and
                                                    General Counsel

Attest:


/s/ Marie C. Swift
--------------------
  Marie C. Swift

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company certifies that it meets the requirements for effectiveness of Securities Act Rule 485(b) of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf in the city of Boston, and the Commonwealth of Massachusetts, on the 5th day of April, 1999.


                                              New England Life Insurance Company
(Seal)

Attest: /s/ Marie C. Swift                    By: /s/ H. James Wilson
        -------------------                       --------------------------
          Marie C. Swift                           H. James Wilson
                                                  Executive Vice President and
                                                  General Counsel


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 5, 1999.


_______*______________                                  Chairman, President and
James M. Benson                                         Chief Executive Officer

_______*______________                                       Director
Robert H. Benmosche

_______*______________                                       Director
Susan C. Crampton

_______*______________                                       Director
Edward A. Fox

_______*______________                                       Director
George J. Goodman

_______*______________                                       Director
Evelyn E. Handler

_______*______________                                       Director
Philip K. Howard, Esq.

_______*______________                                       Director
Bernard A. Leventhal

_______*______________                                       Director
Thomas J. May

_______*______________                                       Director
Stewart G. Nagler

_______*______________                                        Director
Catherine A. Rein

_______*______________                                Second Vice President and
Richard A. Robinson                                   chief accounting officer

_______*______________                              Executive Vice President and
David Y. Rogers                                        Chief Financial Officer

_______*______________                                        Director
Rand N. Stowell

__________*____________                                       Director
Alexander B. Trowbridge


                                               By: /s/ Anne M. Goggin
                                                   ---------------------
                                                    Anne M. Goggin, Esq.
                                                    Attorney-in-fact



* Executed by Anne M. Goggin, Esquire on behalf of those indicated pursuant to Powers of Attorney filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 33-85442) as filed on April 30, 1997, Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-85442) as filed on June 30, 1998 and Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 33-85442) as filed on January 21, 1999.